Related Parties Disclosure - Schedule of Subsidiary/Parent Ownership Interest (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
SEALSQ France SAS
Related Party Transaction [Line Items]
Country of incorporation	France
Country of incorporation	2010
Share capital	$ 1,473,162
% ownership	100.00%	100.00%
Nature of business	Chip manufacturing, sales & distribution
WISeKey IoT Japan KK
Related Party Transaction [Line Items]
Country of incorporation	Japan
Country of incorporation	2017
Share capital	$ 1,000,000
% ownership	100.00%	100.00%
Nature of business	Sales & distribution
SEALSQ France Taiwan Branch
Related Party Transaction [Line Items]
Country of incorporation	Taiwan
Country of incorporation	2017
Share capital	$ 100,000
% ownership	100.00%	100.00%
Nature of business	Sales & distribution
SEALSQ USA Ltd
Related Party Transaction [Line Items]
Country of incorporation	U.S.A.
Country of incorporation	2024
% ownership	100.00%	100.00%
Nature of business	Sales & distribution